Recent accounting pronoucements - Narrative (Details) - Strongbridge	Jan. 16, 2018 USD ($)
Disclosure of geographical areas [line items]
Non-refundable upfront payment received	$ 24,000,000.0
Adult Indication
Disclosure of geographical areas [line items]
Non-refundable upfront payment received	23,600,000
Pediatric Indication
Disclosure of geographical areas [line items]
Non-refundable upfront payment received	$ 400,000